Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosures Of Inventories [Abstract]
Finished goods	$ 7,907	$ 5,647
Metal in circuit	783	167
Ore stockpiles	794	2,642
Materials and supplies	29,380	18,177
Inventories	$ 38,864	$ 26,633